Investments	12 Months Ended
Jun. 30, 2025
Investments [Abstract]
INVESTMENTS

NOTE 10 – INVESTMENTS

The aggregate carrying values of the Company’s short-term investments consisted of the following:

	As of June 30,
	2025	2024

Time deposits with original maturities of three to twelve months	636,951	2,100,000

Available-for-sale equity securities:
Publicly traded equity securities	59,998	-
Held-to-maturity debt securities:
Corporate bonds	200,000	-
	869,949	2,100,000

The aggregate carrying values of the Company’s long-term investments consisted of the following:

	As of June 30,
	2025	2024
Equity investments without readily determinable fair values:
Beijing UniDev Software Co., Ltd. (“UniDev”)	235,775	232,414

Equity method investments:
Shanghai Qinhui Shang Information Technology Co., Ltd. (“Shanghai Qinhui”)	62,295	-
Fuson Group Limited (“Fuson”) and its subsidiaries (“Fuson Group”)	30,696	368,009
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	11,807	13,384
Total equity method investments	104,798	381,393

Equity investments without readily determinable fair value using NAV practical expedient:
LION X INVESTMENT VCC	566,343	-

Held-to-maturity debt securities:
Corporate bonds	812,079	-
	1,718,995	613,807

Held-to-maturity debt securities

The carrying amount is recorded within short-term investments in the Company’s consolidated balance sheets if the remaining maturity is less than twelve months. Maturities greater than twelve months are recorded within long-term investments of the Company’s consolidated balance sheets. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

Equity investments without readily determinable fair values

As of June 30, 2025 and 2024, the Company had an equity interest of 15% in UniDev.

The Company recognized an impairment loss of nil, nil, and $32,744 for Huaqin Robotics. for the years ended June 30, 2025, 2024, and 2023, respectively, in “Other expenses” in the consolidated statements of comprehensive (loss) income.

There were no other downward adjustments or any upward adjustments recognized on equity investments without readily determinable fair value for the years presented.

Equity method investments

As of June 30, 2025, the Company had an equity interest of 46%, 35.02% and 35% in Qinhui, Fuson Group and Shier, respectively.

As of June 30, 2024, the Company had an equity interest of 35.02% and 35% in Fuson Group and Shier, respectively.

The Company accounts for the investments in Shier, Fuson Group and Qinhui as equity method investments due to its significant influence over the entities.

No impairment loss was recorded on equity method investments for the years ended June 30, 2025 and 2024, and an impairment loss of $52,582 on Shier for the year ended June 30, 2023 was recognized in “Other expenses” in the consolidated statements of comprehensive (loss) income.

The carrying amount of the equity method investments in excess of the Company’s proportionate interest was not material and recognized as equity method goodwill.

Selected financial information of the equity method investees are not presented as the effects were not material.

Bank loans as of June 30, 2025 and 2024 amounted to $30,217,329 and $23,232,856, respectively. Bank loans consisted of several bank loans denominated in RMB, HKD and Singapore dollar (“SGD”).

On July 11, 2024, the Company borrowed HKD58,000,000 from Taipei Fubon Bank, with two immovable properties in Hong Kong as collateral.

As of June 30, 2025, the Company had total financing credit facilities of $44,414,681 of which the unused amount was $14,197,352.

The effective weighted average interest rates were 2.856%, 2.950% and 3.467% for the years ended June 30, 2025, 2024 and 2023, respectively.

One of the loan agreements contained certain financial covenants. The Company was in compliance with all covenants as of June 30, 2025.

As of June 30, 2025, all loan principals will be due within 1 year.